Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-based compensation
Schedule of stock options granted
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	2,460,615	1.56
Granted	800,000	1.50
Exercised	(94,000)	1.50
Expired	(58,735)	5.43
Outstanding as at June 30, 2024	3,107,880	1.48
Exercisable as at June 30, 2024	2,666,463	1.47
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	418,529	3.71
Granted	2,488,000	1.52
Forfeited	(55,000)	1.63
Exercised	(21,000)	1.30
Expired	(118,143)	6.89
Outstanding as at June 30, 2023	2,712,386	1.63
Exercisable as at June 30, 2023	2,538,634	1.57

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2024	2023
Grant date share price	C$1.11-C$1.20	C$1.28 - $C2.30
Exercise price	C$1.50	C$1.30 - $C2.45
Expected dividend yield	—	—
Risk free interest rate	3.98% - 4.20%	2.88% - 3.99%
Expected life	2 years	3 - 5 years
Expected volatility	66%	95% - 110%

summary of Companyshare options outstanding
Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	2,000,000	3.82	1.30	2,000,000
1.50	706,000	1.82	1.50	285,333
1.70	67,980	1.62	1.70	67,980
2.38	15,000	1.91	2.38	15,000
2.41	15,000	1.98	2.41	15,000
2.45	294,000	1.90	2.45	274,000
2.91	5,150	1.75	2.91	5,150
3.86	4,750	2.73	3.86	4,000
1.48	3,107,880	3.11	1.47	2,666,463

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model
Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	55,000
Converted to common shares	(55,000)
Outstanding as at June 30, 2024	—

Schedule of share-based compensation
	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Share options	111,524	65,992	169,267	1,919,695
PSUs	—	—	—	458,253
Warrants issued for services	—	337,401	—	1,231,980
	111,524	403,393	169,267	3,609,928